Taxes - Income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	$ 1,160	$ 1,256	$ 832
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	604	493	359
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	$ 556	$ 763	$ 473